INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
Composition of intangible assets, grouped by major classifications, is as follows:

	December 31,
	2017	2016
Original amounts:

Technology	$42,504	$42,504
Customer relationships	4,466	4,466
Marketing rights and patents	3,421	3,421

	50,391	50,391
Accumulated amortization:

Technology	38,232	33,243
Customer relationships	4,466	3,999
Marketing rights and patents	1,985	1,766

	44,683	39,008

	$5,708	$11,383

Schedule of Estimated Amortization Expenses
Estimated amortization expenses for the following years is as follows:
Year ending December 31,

2018	$3,274
2019	911
2020	441
2021	431
2022 and thereafter	651

$5,708